Stockholders' deficit - Equity transactions (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 22, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Dec. 12, 2018
Class of Stock [Line Items]
Proceeds from shares and warrants issued pursuant to private placement, net		$ 18,053	$ 15,826
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001
Number of warrants included in each unit (in shares)					1
Number of shares issuable per warrant (in shares)					0.50
PIPE transaction
Class of Stock [Line Items]
Gross consideration	$ 4,100
Purchase price (in dollars per share)	$ 1.25
Number of shares of stock included in each unit (in shares)	1
Common stock, par value (in dollars per share)	$ 0.001
Number of warrants included in each unit (in shares)	1
Number of shares issuable per warrant (in shares)	1
PIPE transaction | Officers and directors
Class of Stock [Line Items]
Proceeds from shares and warrants issued pursuant to private placement, net	$ 1,600